[LOGO / National Security	Administrative Office:
Life and Annuity Co.	Post Office Box 5363
Binghamton, New York]	Cincinnati, Ohio 45201

Overnight Packages:
One Financial Way
Cincinnati, Ohio 45242
Telephone: 877-446-6060
www.nslac.com

July 20, 2009

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	National Security Variable Account N (1940 Act File No. 811-10619 333-156428) Pre-Effective Amendment No. 2

Ladies and Gentlemen:
Attached hereto is pre-effective amendment No. 2 on Form N-4 to the NScore Lite II (333-156428) registration statement. This registration statement is being filed to remove the 5 year GMIB riders, revise the M&E, include financial statements, respond to Staff comments and make other non-material changes.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante